Victory Investment Grade Convertible Fund Average Annual Total Returns - MCI [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.43%	6.17%	8.92%
ICE BofAML Investment Grade U.S. Convertible Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.42%	20.88%	20.99%
Member Class
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	4.18%	7.69%
Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.87%	2.69%	6.05%
Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.52%	2.69%	5.51%